Operating Segment and Geographical Information	12 Months Ended
Apr. 02, 2016
Segment Reporting [Abstract]
OPERATING SEGMENT AND GEOGRAPHIC INFORMATION
OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

The Company's operating segments as of April 2, 2016 are Mobile Products (MP) and Infrastructure and Defense Products (IDP) based on the organizational structure and information reviewed by the Company’s chief operating decision maker (or CODM), and are managed separately based on the end markets and applications they support. The CODM allocates resources and assesses the performance of each operating segment primarily based on non-GAAP operating income (loss) and non-GAAP operating income (loss) as a percentage of revenue.

In the fourth quarter of fiscal 2015, the Company renamed its reportable segments from Cellular Products Group to MP, and Multi-Market Products Group to IDP, as a result of the Business Combination. Additionally, the CODM elected to discontinue reporting Compound Semiconductor Group as an operating segment.

MP is a leading global supplier of RF solutions that perform various functions in the increasingly complex cellular radio front end section of smartphones and other cellular devices. These RF solutions are required in fourth generation (“4G”) data-centric devices operating under Long-Term Evolution (“LTE”) and other 4G networks, as well as third generation (“3G”) and second generation (“2G”) mobile devices. These solutions include complete RF front end modules that combine high-performance filters, power amplifiers (“PAs”) and switches, PA modules, transmit modules, antenna control solutions, antenna switch modules, switch filter modules, switch duplexer modules and envelope tracking power management devices. MP supplies its broad portfolio of RF solutions into a variety of mobile devices, including smartphones, handsets, notebook computers, wearables and tablets.

IDP is a leading global supplier of a broad array of RF solutions to wireless network infrastructure, defense and aerospace markets and short-range connectivity applications for commercial, consumer, industrial and automotive markets. Infrastructure applications include 4G LTE and 3G base station deployments, WiFi infrastructure, microwave point-to-point radio and optical network links, and CATV wireline infrastructure. Defense and aerospace applications, which require extreme precision, reliability, durability and supply assurance, include a variety of advanced systems, such as active phased array radar, electronic warfare and various communications applications. Industrial and automotive applications include energy management, private mobile radio, satellite radio and test and measurement equipment. The Company's IDP products include high power GaAs and GaN PAs, low noise amplifiers, switches, fixed frequency and voltage-controlled oscillators, filters, attenuators, modulators, driver and transimpedance amplifiers and various multichip and hybrid assemblies.

The “All other” category includes operating expenses such as stock-based compensation, amortization of intangible assets, acquired inventory step-up and revaluation, acquisition and integration related costs, impairment of intangible asset, intellectual property rights (IPR) litigation costs, restructuring and disposal costs, start-up costs, certain consulting costs, and other miscellaneous corporate overhead expenses that the Company does not allocate to its reportable segments because these expenses are not included in the segment operating performance measures evaluated by the Company’s CODM. The CODM does not evaluate operating segments using discrete asset information. The Company’s operating segments do not record intercompany revenue. The Company does not allocate gains and losses from equity investments, interest and other income, or taxes to operating segments. Except as discussed above regarding the “All other” category, the Company’s accounting policies for segment reporting are the same as for the Company as a whole.

The following tables present details of the Company’s reportable segments and a reconciliation of the “All other” category (in thousands):

	Fiscal Year
	2016	2015	2014
Revenue:
MP	$2,083,334	$1,395,035	$935,313
IDP	523,512	313,274	212,897
All other (1)	3,880	2,657	21
Total revenue	$2,610,726	$1,710,966	$1,148,231
Income from operations:
MP	$591,751	$404,382	$109,862
IDP	108,370	72,262	32,315
All other	(688,153)	(354,178)	(114,836)
Income from operations	$11,968	$122,466	$27,341
Interest expense	$(23,316)	$(1,421)	$(5,983)
Interest income	2,068	450	179
Other income (expense)	6,418	(254)	2,336
(Loss) income before income taxes	$(2,862)	$121,241	$23,873

(1) "All other" revenue for fiscal years 2016 and 2015 relates to royalty income that is not allocated to MP or IDP.

	Fiscal Year
	2016	2015	2014
Reconciliation of “All other” category:
Stock-based compensation expense	$(139,516)	$(64,941)	$(29,901)
Amortization of intangible assets	(494,589)	(142,749)	(28,638)
Acquired inventory step-up and revaluation	—	(72,850)	—
Impairment of intangible asset	—	—	(11,300)
Acquisition and integration related costs	(26,503)	(41,539)	(8,105)
Restructuring and disposal costs	(4,235)	(14,175)	(8,118)
IPR litigation costs	(1,205)	(8,263)	(7,578)
Start-up costs	(14,110)	(1,698)	(597)
Certain consulting costs	—	(875)	(11,295)
Other expenses (including (gain) loss on assets and other miscellaneous corporate overhead)	(7,995)	(7,088)	(9,304)
Loss from operations for “All other”	$(688,153)	$(354,178)	$(114,836)

The consolidated financial statements include revenue to customers by geographic region that are summarized as follows (in thousands):

	Fiscal Year
	2016	2015	2014
Revenue:
United States	$306,328	$315,775	$342,805
International	2,304,398	1,395,191	805,426

	Fiscal Year
	2016	2015	2014
Revenue:
United States	12%	18%	30%
Asia	83	75	66
Europe	4	6	4
Other	1	1	—

The consolidated financial statements include the following long-lived tangible asset amounts related to operations of the Company by geographic region (in thousands):

	Fiscal Year
	2016	2015	2014
Long-lived tangible assets:
United States	$816,882	$697,305	$120,885
International	230,006	186,066	75,111

Sales, for geographic disclosure purposes, are based on the “sold to” address of the customer. The “sold to” address is not always an accurate representation of the location of final consumption of the Company’s components. Of the Company’s total revenue for fiscal 2016, approximately 61% ($1,601.0 million) was from customers in China and 14% ($365.1 million) from customers in Taiwan. Long-lived tangible assets primarily include property and equipment and at April 2, 2016, approximately $183.8 million (or 18%) of the Company’s total property and equipment was located in China.